Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2020

SPH-QTLY-0920
1.804875.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	$17,054	$15,632
3.375% 8/15/26	26,345	24,254
		39,886
Energy - 0.0%
Sanchez Energy Corp. 15% 7/31/23 (a)(b)	2,627	2,627

TOTAL CONVERTIBLE BONDS		42,513

Nonconvertible Bonds - 92.3%
Aerospace - 3.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	22,816	23,681
Bombardier, Inc.:
6.125% 1/15/23 (c)	4,738	4,075
7.5% 3/15/25 (c)	26,233	21,183
7.875% 4/15/27 (c)	6,392	5,098
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	19,980	20,779
5.375% 7/15/26 (c)	17,280	18,058
Moog, Inc. 4.25% 12/15/27 (c)	11,760	12,022
TransDigm UK Holdings PLC 6.875% 5/15/26	5,135	5,122
TransDigm, Inc.:
5.5% 11/15/27	51,115	48,493
6.25% 3/15/26 (c)	32,804	34,608
6.5% 5/15/25	5,589	5,477
7.5% 3/15/27	4,474	4,563
8% 12/15/25 (c)	35,940	39,085
		242,244
Air Transportation - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	16,290	17,634
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	6,375	6,295
3.339% 3/28/22	4,850	4,874
4.687% 6/9/25	9,550	9,966
5.113% 5/3/29	11,340	12,091
5.125% 6/16/25	7,065	7,532
		40,758
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
5.75% 11/20/25	45,705	51,597
8% 11/1/31	7,348	10,161
		61,758
Broadcasting - 2.1%
Netflix, Inc.:
4.875% 4/15/28	7,325	8,515
4.875% 6/15/30 (c)	5,105	6,001
5.375% 11/15/29 (c)	11,275	13,657
5.875% 11/15/28	9,485	11,714
6.375% 5/15/29	17,940	22,784
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	26,000	27,438
5% 8/1/27 (c)	20,227	21,558
5.375% 7/15/26 (c)	18,249	19,229
		130,896
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	18,966	19,535
Cable/Satellite TV - 6.7%
Altice France Holding SA 6% 2/15/28 (c)	22,470	22,443
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (c)	5,601	5,685
4.25% 2/1/31 (c)	18,130	18,909
4.5% 8/15/30 (c)	29,635	31,410
4.5% 5/1/32 (c)	13,575	14,322
4.75% 3/1/30 (c)	11,030	11,740
5% 2/1/28 (c)	22,338	23,678
5.125% 5/1/27 (c)	18,817	19,964
5.5% 5/1/26 (c)	26,948	28,506
5.75% 2/15/26 (c)	26,531	27,725
5.875% 5/1/27 (c)	21,160	22,377
CSC Holdings LLC:
4.125% 12/1/30 (c)	10,635	11,207
4.625% 12/1/30 (c)	6,845	7,187
5.25% 6/1/24	1,517	1,669
5.375% 2/1/28 (c)	10,000	10,825
5.5% 5/15/26 (c)	32,797	34,396
5.5% 4/15/27 (c)	12,869	13,802
7.5% 4/1/28 (c)	4,650	5,349
DISH DBS Corp.:
5.875% 11/15/24	3,152	3,287
7.75% 7/1/26	15,777	17,790
Dolya Holdco 18 DAC 5% 7/15/28 (c)	14,195	14,815
Virgin Media Finance PLC 5% 7/15/30 (c)	1,370	1,431
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	1,330	1,423
5.5% 8/15/26 (c)	12,703	13,494
5.5% 5/15/29 (c)	9,873	10,762
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	11,465	12,214
6% 1/15/27 (c)	2,185	2,316
Ziggo BV 5.5% 1/15/27 (c)	20,772	21,914
		410,640
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	26,360	28,963
5.875% 10/15/24	14,724	16,252
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	13,660	14,480
		59,695
Chemicals - 2.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	12,045	12,617
Blue Cube Spinco, Inc.:
9.75% 10/15/23	3,990	4,160
10% 10/15/25	5,806	6,198
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,765	7,916
5.15% 3/15/34	5,310	6,107
5.375% 3/15/44	3,075	3,753
Element Solutions, Inc. 5.875% 12/1/25 (c)	11,697	12,077
Olin Corp.:
5% 2/1/30	5,080	4,775
5.125% 9/15/27	2,193	2,127
5.625% 8/1/29	12,315	11,773
The Chemours Co. LLC:
5.375% 5/15/27	8,302	8,135
6.625% 5/15/23	5,481	5,508
7% 5/15/25	14,582	14,837
Valvoline, Inc.:
4.25% 2/15/30 (c)	18,500	19,448
4.375% 8/15/25	1,483	1,533
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	6,785	7,226
5.625% 10/1/24 (c)	1,762	1,907
		130,097
Consumer Products - 0.3%
Match Group Holdings II LLC 4.125% 8/1/30 (c)	3,610	3,718
Prestige Brands, Inc. 6.375% 3/1/24 (c)	671	694
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	12,945	13,608
		18,020
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (c)	8,555	8,940
Berry Global, Inc. 4.875% 7/15/26 (c)	10,529	11,121
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,934	2,041
OI European Group BV 4% 3/15/23 (c)	3,094	3,117
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	1,213	1,216
5.375% 1/15/25 (c)	7,524	7,731
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (c)	9,149	9,289
Silgan Holdings, Inc. 4.75% 3/15/25	1,062	1,081
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	17,966	19,139
8.5% 8/15/27 (c)	3,065	3,356
		67,031
Diversified Financial Services - 2.8%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (c)	1,018	1,061
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	9,680	10,101
FLY Leasing Ltd.:
5.25% 10/15/24	10,287	8,313
6.375% 10/15/21	3,940	3,654
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	15,905	16,223
5.25% 5/15/27	5,780	5,953
6.25% 5/15/26	23,741	25,089
6.375% 12/15/25	19,248	20,018
Navient Corp.:
7.25% 1/25/22	6,603	6,933
7.25% 9/25/23	8,735	9,223
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)	18,601	19,068
6.875% 2/15/23 (c)	19,527	19,820
Springleaf Finance Corp.:
6.875% 3/15/25	8,214	9,179
7.125% 3/15/26	15,263	17,893
		172,528
Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	47,417	48,663
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	19,531	19,617
		68,280
Electric Utilities No Longer Use - 0.1%
Pattern Energy Operations LP 4.5% 8/15/28 (c)	5,075	5,380
Energy - 12.6%
Cheniere Energy Partners LP:
5.25% 10/1/25	60,684	62,201
5.625% 10/1/26	18,736	19,790
Chesapeake Energy Corp.:
7% 10/1/24 (d)	4,505	225
8% 1/15/25 (d)	22,210	999
8% 6/15/27 (d)	21,465	1,006
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)	19,057	19,147
7% 6/15/25 (c)	14,395	14,791
Comstock Resources, Inc. 9.75% 8/15/26	3,670	3,669
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (c)(e)(f)	8,456	7,791
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	35,580	33,267
5.75% 4/1/25	26,037	24,833
6.25% 4/1/23	13,789	13,341
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,895	15,417
5.75% 2/15/28 (c)	21,059	18,854
DCP Midstream Operating LP 5.375% 7/15/25	16,932	17,830
Denbury Resources, Inc.:
7.75% 2/15/24 (c)(d)	24,563	10,352
9% 5/15/21 (c)(d)	2,173	917
9.25% 3/31/22 (c)(d)	17,284	7,302
EG Global Finance PLC:
6.75% 2/7/25 (c)	15,888	16,600
8.5% 10/30/25 (c)	19,353	21,142
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	975	980
5.75% 1/30/28 (c)	9,740	9,996
6.625% 7/15/25 (c)	2,330	2,448
EQM Midstream Partners LP 6.5% 7/1/27 (c)	6,745	7,437
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	16,860	17,071
5.625% 2/15/26 (c)	25,030	25,963
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	11,492	10,917
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	14,960	14,782
Jonah Energy LLC 7.25% 10/15/25 (c)	23,715	2,794
MEG Energy Corp. 7.125% 2/1/27 (c)	5,748	5,116
Occidental Petroleum Corp.:
2.9% 8/15/24	4,620	4,347
3% 2/15/27	4,535	4,002
3.4% 4/15/26	6,655	6,023
3.5% 8/15/29	10,880	9,670
4.2% 3/15/48	5,165	4,198
4.3% 8/15/39	3,290	2,665
4.4% 4/15/46	4,740	3,862
4.4% 8/15/49	2,540	2,069
5.55% 3/15/26	16,090	16,146
6.2% 3/15/40	3,200	3,104
6.45% 9/15/36	17,190	17,194
7.5% 5/1/31	26,965	28,515
7.875% 9/15/31	2,230	2,372
8.875% 7/15/30	9,235	10,389
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	20,179	18,147
9.25% 5/15/25 (c)	13,440	15,019
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,650	4,499
Rattler Midstream LP 5.625% 7/15/25 (c)	17,545	18,506
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(d)	28,768	0
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	7,093	7,208
5.5% 2/15/26	7,447	7,633
5.875% 3/15/28	2,670	2,790
6% 4/15/27	350	369
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,987	6,032
5% 1/15/28	2,000	2,040
5.125% 2/1/25	460	467
5.375% 2/1/27	460	475
5.5% 3/1/30 (c)	1,500	1,575
5.875% 4/15/26	15,924	16,924
6.5% 7/15/27	4,800	5,136
6.75% 3/15/24	11,467	11,739
6.875% 1/15/29	15,000	16,922
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	7,171	7,517
4.75% 1/15/30 (c)	1,653	1,794
5% 1/31/28 (c)	12,590	13,880
U.S.A. Compression Partners LP 6.875% 9/1/27	3,813	3,898
Viper Energy Partners LP 5.375% 11/1/27 (c)	20,983	21,822
Weatherford International Ltd. 11% 12/1/24 (c)	9,627	6,978
Western Gas Partners LP:
3.1% 2/1/25	10,035	10,011
3.95% 6/1/25	8,680	8,637
4% 7/1/22	2,540	2,621
4.05% 2/1/30	27,885	28,237
4.65% 7/1/26	3,750	3,834
5.25% 2/1/50	1,700	1,679
5.3% 3/1/48	4,850	4,333
		772,256
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	21,248	21,288
Food & Drug Retail - 0.2%
Performance Food Group, Inc. 6.875% 5/1/25 (c)	13,300	14,331
Food/Beverage/Tobacco - 5.1%
Cott Holdings, Inc. 5.5% 4/1/25 (c)	8,092	8,406
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	12,680	13,536
ESAL GmbH 6.25% 2/5/23 (c)	10,664	10,776
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	24,735	25,384
5.875% 7/15/24 (c)	12,985	13,253
6.75% 2/15/28 (c)	44,153	49,341
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	24,176	26,654
6.5% 4/15/29 (c)	50,188	56,838
Kraft Foods Group, Inc. 5% 6/4/42	15,000	16,786
Post Holdings, Inc.:
4.625% 4/15/30 (c)	14,502	15,263
5% 8/15/26 (c)	12,708	13,317
5.5% 12/15/29 (c)	24,433	26,814
5.625% 1/15/28 (c)	10,000	10,928
5.75% 3/1/27 (c)	4,510	4,803
U.S. Foods, Inc.:
5.875% 6/15/24 (c)	4,215	4,207
6.25% 4/15/25 (c)	13,720	14,715
		311,021
Gaming - 4.4%
Boyd Gaming Corp.:
4.75% 12/1/27 (c)	5,860	5,633
6% 8/15/26	8,224	8,327
6.375% 4/1/26	14,929	15,265
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	45,745	41,245
Colt Merger Sub, Inc.:
6.25% 7/1/25 (c)	20,155	21,102
8.125% 7/1/27 (c)	9,850	10,035
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,203	13,144
5.375% 4/15/26	999	1,118
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	25,220	21,941
MCE Finance Ltd. 4.875% 6/6/25 (c)	7,170	7,260
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	22,885	23,800
4.5% 1/15/28	1,429	1,454
4.625% 6/15/25 (c)	3,135	3,296
5.625% 5/1/24	12,713	13,794
5.75% 2/1/27	4,396	4,759
MGM Mirage, Inc. 5.75% 6/15/25	5,090	5,255
Scientific Games Corp. 5% 10/15/25 (c)	12,639	12,528
Stars Group Holdings BV 7% 7/15/26 (c)	15,357	16,578
Station Casinos LLC 5% 10/1/25 (c)	3,785	3,582
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (c)	2,587	2,458
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (c)	5,117	4,976
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	12,876	11,467
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	11,043	10,953
5.5% 10/1/27 (c)	8,533	8,474
		268,444
Healthcare - 8.5%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	18,360	19,421
Catalent Pharma Solutions 4.875% 1/15/26 (c)	2,448	2,515
Centene Corp.:
4.25% 12/15/27	7,145	7,592
5.25% 4/1/25 (c)	12,742	13,252
5.375% 6/1/26 (c)	4,580	4,898
5.375% 8/15/26 (c)	28,380	30,367
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	1,503	1,589
5.5% 4/1/26 (c)	6,755	7,135
Community Health Systems, Inc.:
6.25% 3/31/23	4,297	4,329
8% 3/15/26 (c)	40,496	41,479
8.625% 1/15/24 (c)	14,103	14,526
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,669	8,801
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	25,700	27,346
HCA Holdings, Inc.:
3.5% 9/1/30	13,625	14,318
5.625% 9/1/28	13,625	16,248
5.875% 5/1/23	12,331	13,533
Hologic, Inc.:
4.375% 10/15/25 (c)	5,698	5,840
4.625% 2/1/28 (c)	259	277
IMS Health, Inc. 5% 10/15/26 (c)	3,785	3,993
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)	19,781	20,300
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	8,245	8,657
5.5% 5/1/24	9,237	9,410
6.375% 3/1/24	4,606	4,750
Service Corp. International 5.125% 6/1/29	12,173	13,451
Teleflex, Inc.:
4.25% 6/1/28 (c)	3,015	3,230
4.875% 6/1/26	11,052	11,605
Tenet Healthcare Corp.:
4.625% 7/15/24	994	1,016
4.625% 6/15/28 (c)	3,815	4,012
4.875% 1/1/26 (c)	8,160	8,535
5.125% 5/1/25	11,738	12,075
6.25% 2/1/27 (c)	13,954	14,822
6.75% 6/15/23	19,086	20,136
7% 8/1/25	26,420	27,273
7.5% 4/1/25 (c)	12,190	13,485
8.125% 4/1/22	36,175	38,979
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	3,090	3,291
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)	12,649	13,126
5.875% 5/15/23 (c)	580	580
6.125% 4/15/25 (c)	22,023	22,739
7% 3/15/24 (c)	6,700	7,001
8.5% 1/31/27 (c)	4,269	4,749
9% 12/15/25 (c)	6,339	7,005
9.25% 4/1/26 (c)	10,250	11,528
Vizient, Inc. 6.25% 5/15/27 (c)	1,190	1,267
		520,481
Homebuilders/Real Estate - 2.4%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	37,975	40,348
Howard Hughes Corp. 5.375% 3/15/25 (c)	20,858	21,068
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,069	9,691
5% 12/15/21	4,592	4,641
Uniti Group, Inc. 7.875% 2/15/25 (c)	39,750	41,837
VICI Properties, Inc.:
3.5% 2/15/25 (c)	6,530	6,612
4.25% 12/1/26 (c)	9,370	9,651
4.625% 12/1/29 (c)	12,665	13,330
		147,178
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	11,034	11,144
5.125% 5/1/26	13,631	14,108
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	573	595
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	1,797	1,833
		27,680
Insurance - 1.1%
AmWINS Group, Inc. 7.75% 7/1/26 (c)	26,303	28,966
HUB International Ltd. 7% 5/1/26 (c)	12,000	12,570
USI, Inc. 6.875% 5/1/25 (c)	27,221	27,902
		69,438
Leisure - 0.4%
Mattel, Inc.:
5.875% 12/15/27 (c)	3,125	3,363
6.75% 12/31/25 (c)	20,022	21,445
		24,808
Metals/Mining - 1.6%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	13,569	13,081
7.25% 5/15/22 (c)	9,860	9,854
7.25% 4/1/23 (c)	19,939	19,920
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	195	212
Freeport-McMoRan, Inc.:
3.55% 3/1/22	736	764
3.875% 3/15/23	10,764	11,383
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	14,766	14,700
6.5% 5/1/25 (c)	5,630	5,968
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	24,883	24,759
		100,641
Paper - 0.6%
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	23,171	23,519
7.875% 7/15/26 (c)	10,748	11,142
		34,661
Restaurants - 1.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (c)	12,673	12,926
5% 10/15/25 (c)	18,256	18,742
5.75% 4/15/25 (c)	3,930	4,205
Golden Nugget, Inc. 6.75% 10/15/24 (c)	24,311	17,018
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (c)	14,553	14,907
Yum! Brands, Inc. 7.75% 4/1/25 (c)	19,915	22,355
		90,153
Services - 5.2%
APX Group, Inc. 6.75% 2/15/27 (c)	12,960	12,921
Aramark Services, Inc.:
4.75% 6/1/26	13,365	13,298
5% 4/1/25 (c)	6,344	6,518
5% 2/1/28 (c)	31,380	31,576
6.375% 5/1/25 (c)	58,195	61,473
ASGN, Inc. 4.625% 5/15/28 (c)	6,430	6,575
Avantor, Inc. 6% 10/1/24 (c)	11,543	12,145
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	30,288	28,016
CDK Global, Inc.:
4.875% 6/1/27	700	748
5.25% 5/15/29 (c)	2,315	2,535
5.875% 6/15/26	8,821	9,427
CoreCivic, Inc.:
4.625% 5/1/23	2,448	2,381
5% 10/15/22	11,751	11,531
Frontdoor, Inc. 6.75% 8/15/26 (c)	4,078	4,399
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	26,499	25,638
Laureate Education, Inc. 8.25% 5/1/25 (c)	19,600	20,923
Sotheby's 7.375% 10/15/27 (c)	17,300	17,484
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	7,405	7,794
6.75% 6/1/25 (c)	32,342	33,393
The GEO Group, Inc.:
5.875% 10/15/24	3,649	2,892
6% 4/15/26	13,385	10,323
		321,990
Steel - 0.4%
Allegheny Technologies, Inc. 5.875% 12/1/27	26,550	25,156
Super Retail - 0.1%
The William Carter Co. 5.625% 3/15/27 (c)	7,749	8,253
Technology - 5.2%
Ascend Learning LLC:
6.875% 8/1/25 (c)	17,426	17,862
6.875% 8/1/25 (c)	7,330	7,550
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	13,370	14,151
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	4,580	5,025
Camelot Finance SA 4.5% 11/1/26 (c)	12,670	13,113
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)	25,039	25,227
Entegris, Inc. 4.375% 4/15/28 (c)	9,725	10,245
Fair Isaac Corp. 5.25% 5/15/26 (c)	17,854	20,086
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	5,980	6,598
Gartner, Inc.:
4.5% 7/1/28 (c)	8,790	9,230
5.125% 4/1/25 (c)	514	531
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	22,030	23,958
Nortonlifelock, Inc. 5% 4/15/25 (c)	30,251	31,074
Nuance Communications, Inc. 5.625% 12/15/26	14,955	15,946
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	1,780	1,869
Qorvo, Inc. 5.5% 7/15/26	15,067	16,171
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	49,789	52,002
Science Applications International Corp. 4.875% 4/1/28 (c)	1,990	2,085
Sensata Technologies BV 5% 10/1/25 (c)	2,966	3,203
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	17,716	19,045
TTM Technologies, Inc. 5.625% 10/1/25 (c)	26,531	27,053
		322,024
Telecommunications - 14.2%
Altice Financing SA:
5% 1/15/28 (c)	18,495	18,986
7.5% 5/15/26 (c)	37,330	40,139
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	81,537	87,064
7.5% 10/15/26 (c)	31,882	33,954
Century Telephone Enterprises, Inc. 6.875% 1/15/28	845	921
CenturyLink, Inc.:
5.125% 12/15/26 (c)	39,190	41,101
5.625% 4/1/25	9,605	10,253
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	3,779	3,940
Frontier Communications Corp. 8% 4/1/27 (c)	68,015	70,396
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	77,335	78,978
8.5% 10/15/24 (c)(d)	18,102	11,947
Level 3 Financing, Inc.:
4.25% 7/1/28 (c)	19,255	20,073
4.625% 9/15/27 (c)	24,675	25,940
5.375% 1/15/24	22,126	22,505
5.375% 5/1/25	4,619	4,769
Millicom International Cellular SA:
5.125% 1/15/28 (c)	11,300	11,850
6% 3/15/25 (c)	15,230	15,668
6.25% 3/25/29 (c)	4,195	4,608
6.625% 10/15/26 (c)	34,393	37,488
Neptune Finco Corp.:
6.625% 10/15/25 (c)	23,208	24,252
10.875% 10/15/25 (c)	1,075	1,153
Sable International Finance Ltd. 5.75% 9/7/27 (c)	9,498	9,910
SFR Group SA:
7.375% 5/1/26 (c)	38,741	41,323
8.125% 2/1/27 (c)	52,833	58,977
Sprint Capital Corp. 6.875% 11/15/28	16,575	21,493
Sprint Communications, Inc. 6% 11/15/22	12,834	13,875
Sprint Corp.:
7.125% 6/15/24	12,655	14,763
7.875% 9/15/23	49,855	57,832
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (c)	12,185	13,845
3.875% 4/15/30 (c)	12,185	13,948
4.5% 2/1/26	1,493	1,538
5.375% 4/15/27	3,000	3,274
Telecom Italia Capital SA:
6% 9/30/34	4,978	6,033
6.375% 11/15/33	2,795	3,411
Telecom Italia SpA 5.303% 5/30/24 (c)	12,228	13,665
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	15,200	15,960
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	8,315	8,333
6.125% 3/1/28 (c)	9,560	9,859
		874,024
Utilities - 4.5%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	3,020	3,228
5% 9/15/26	3,515	3,686
5.75% 10/15/25	1,180	1,260
DCP Midstream Operating LP:
5.125% 5/15/29	23,706	23,863
5.625% 7/15/27	13,745	14,260
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	15,111	14,887
7% 8/1/27	11,357	10,988
InterGen NV 7% 6/30/23 (c)	42,782	41,605
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	13,775	14,670
4.5% 9/15/27 (c)	357	388
NRG Energy, Inc.:
5.25% 6/15/29 (c)	10,490	11,598
5.75% 1/15/28	8,281	9,102
6.625% 1/15/27	1,757	1,871
7.25% 5/15/26	979	1,056
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	17,295	17,511
PG&E Corp. 5.25% 7/1/30	10,995	11,435
Talen Energy Supply LLC 10.5% 1/15/26 (c)	5,816	4,507
The AES Corp.:
4.5% 3/15/23	919	919
5.125% 9/1/27	2,599	2,815
6% 5/15/26	9,707	10,265
Vistra Operations Co. LLC:
5% 7/31/27 (c)	37,806	40,358
5.5% 9/1/26 (c)	21,678	22,843
5.625% 2/15/27 (c)	11,440	12,281
		275,396

TOTAL NONCONVERTIBLE BONDS		5,673,719

TOTAL CORPORATE BONDS
(Cost $5,635,938)		5,716,232
	Shares	Value (000s)

Common Stocks - 0.6%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (g)	1,502	2
Energy - 0.1%
Forbes Energy Services Ltd. (g)	47,062	5
Sanchez Energy Corp. (b)(g)	147,579	3,837
Weatherford International PLC (g)	72,884	126

TOTAL ENERGY		3,968

Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (b)(g)	559,052	29,764
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(g)	1	24
TOTAL COMMON STOCKS
(Cost $25,078)		33,758

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $2,170)	2,170	3,184
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.9%
Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(h)	20,125	19,783
Energy - 0.0%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(e)(f)(h)	15,879	503
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (d)(f)(h)	25,259	126
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(d)(f)(h)	7,758	0
term loan 7.25% 12/31/49 (b)(d)(e)(h)	3,310	0

TOTAL ENERGY		629

Gaming - 0.2%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(h)	1,935	1,758
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(f)(h)	13,270	11,070

TOTAL GAMING		12,828

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (e)(f)(h)	10,735	10,412
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(h)	85	78
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(h)	16,207	14,969
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(f)(h)	2,149	1,956

TOTAL SERVICES		17,003

Technology - 0.4%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(h)	28,205	28,195
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(f)(h)	16,730	16,827
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (e)(f)(h)	1,485	1,494
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(f)(h)(i)	11,361	11,550

TOTAL TELECOMMUNICATIONS		29,871

TOTAL BANK LOAN OBLIGATIONS
(Cost $148,273)		118,721

Preferred Securities - 0.0%
Energy - 0.0%
MPLX LP 6.875% (e)(j)	1,899	1,663
Summit Midstream Partners LP 9.5% (e)(j)	5,208	775
TOTAL PREFERRED SECURITIES
(Cost $7,107)		2,438
	Shares	Value (000s)

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.14% (k)
(Cost $300,937)	300,886,000	300,976
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $6,119,503)		6,175,309
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(31,950)
NET ASSETS - 100%		$6,143,359

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,627,000 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,018,822,000 or 65.4% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,680,000 and $5,775,000, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Sanchez Energy Corp. 15% 7/31/23	7/10/20	$2,627

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$115
Total	$115

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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